RELATED PARTY TRANSACTIONS - Remuneration of key personnel (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
REMUNERATION OF KEY PERSONNEL
Short-term benefits	R$ 41,302	R$ 37,921
Post-employment benefits	756	436
Other long-term benefits	2,055	1,296
Total	R$ 44,113	R$ 39,653